UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

ITEM 1. REPORT TO SHAREHOLDERS


                                                                    [LOGO] WELLS
                                                                           FARGO

                                                                           FUNDS

                    Wells Fargo WEALTHBUILDER(SM) PORTFOLIOS

                                                                   ANNUAL REPORT

                           WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO

                           WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

                           WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO

                                           [GRAPHIC]

                                                                    MAY 31, 2004

                                            WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   WealthBuilder Growth Balanced Portfolio ...............................    2
   WealthBuilder Growth and Income Portfolio .............................    4
   WealthBuilder Growth Portfolio ........................................    6
Portfolio of Investments
--------------------------------------------------------------------------------
   WealthBuilder Growth Balanced Portfolio ...............................    8
   WealthBuilder Growth and Income Portfolio .............................    9
   WealthBuilder Growth Portfolio ........................................   10
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................   11
   Statement of Operations ...............................................   12
   Statements of Changes in Net Assets ...................................   14
   Financial Highlights ..................................................   16
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................   18
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   23
--------------------------------------------------------------------------------
Other Information ........................................................   24
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   26
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

          We are pleased to present you with this annual report for the 12-month period ended May 31, 2004. This report provides information regarding the three WELLS FARGO WEALTHBUILDER Portfolios, including performance highlights, the Fund managers' strategic outlook and economic and market commentary covering the period.

A STRONG SHOWING BY STOCKS
--------------------------------------------------------------------------------

          The stock market gained momentum during the 12 months ended May 31, 2004, with all major equity styles rallying. Economic data showed many signs of an economic recovery, while corporate earnings continued to surpass expectations during the period. This was a major change from the prior 12-month period, when stocks struggled with a sell-off and bond yields dropped to 40-year lows. Helped by a much weaker dollar, international and small cap stocks led the broad equity rally during the reporting period. Within the large cap sector, value stocks benefited from an improving economy and outperformed growth stocks.

BONDS TRAIL STOCKS DURING THE PERIOD
--------------------------------------------------------------------------------

          In contrast to stocks, bonds struggled during the period, as long-term bond yields rose about 1.50% from 40-year lows. Bond investors maintained a cautious investment strategy in response to worries over a sustained rise in interest rates. This was somewhat reversed when a solid gain in March 2004 propelled bonds to their best quarterly performance since the third quarter of 2002. Some investors opted for a tactical (or short-term) lengthening of maturities as they were lured by more attractive yields after the latest rise in longer-term rates. However, most investors kept their investment portfolios tilted toward shorter-term securities based on the firmly held belief that the next sustained move in interest rates would be upward. Corporate securities were the strongest performing sector of the bond market, despite a weaker showing in March 2004, propelled by a healthy economy and improving credit quality.

ALLOCATION MODELS HOLD STEADY
--------------------------------------------------------------------------------

          The Tactical Asset Allocation (TAA) Model determines the proportion of assets invested in stock or bond mutual funds in the WealthBuilder Growth Balanced Portfolio. The TAA Model employs a disciplined process to shift the allocation in the Portfolio, overweighting in stocks or bonds when a compelling opportunity exists to improve the Portfolio's risk and return profile. The TAA Model maintained a 15% overweight position in stocks throughout the period. We generally limit TAA shifts to 15% percent of the Portfolio to avoid straying too far from the long-term strategic mix.

          The WealthBuilder Growth Portfolio utilizes a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model to determine the Portfolio's allocation in four different equity investment styles, depending on market conditions. The TEA Model maintained its emphasis on international, small company and value equity styles during the reporting period.

          The target allocation for the WealthBuilder Growth and Income Portfolio is not model-driven and the Portfolio maintained its diversification among different equity styles seeking enhanced performance while managing risk.

MANY INVESTORS TAKE A BALANCED APPROACH
--------------------------------------------------------------------------------

          During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective. While diversification may not prevent losses in a market downturn, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your investment portfolio with an investment professional.

          Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our enhanced Web site at www.wellsfargofunds.com.

     Sincerely,


     /s/ Karla M. Rabusch
     ---------------------------------------
     Karla M. Rabusch
     President
     WELLS FARGO FUNDS

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

              WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

          The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Galen Blomster, CFA                     10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

          The Portfolio returned 16.52%(1) for the 12-month period ended May 31, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 18.32% and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (1.52)% during the same period. The Portfolio distributed $0.13 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

          The stock market performed very well over the 12 months ended May 31, 2004, with all major equity styles participating in positive gains. Economic reports provided investors with confirmation of an expected economic recovery, while corporate earnings continued to exceed expectations during the period. In contrast, bonds struggled during the period, as bond yields rose about 1.50% from 40-year lows.

          The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% overweight position in stocks over the entire 12-month period. With stocks significantly outperforming bonds during the 12-month period, maintaining the 15% overweight position in stocks helped the Portfolio's returns during the period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

          Over the past 12 months, we made several changes to the Portfolio's fund holdings. We replaced both large-cap value funds and both international equity funds. In addition, we replaced both small-cap funds and added a small-cap value fund to achieve a better balance in our style exposure within small cap equities. Within the bond portion of the Portfolio, we replaced the investment grade bond fund and added a pure international bond fund, replacing the existing global bond fund. When making changes to the mutual fund holdings of the Portfolio, we considered a number of factors including the investment style and process of each fund, the fund managers' experience and tenure, performance of the current and new funds and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

          With stock prices recovering nicely during the past 12 months and bond yields sharply higher, we believe that stocks are no longer as attractive, relative to bonds, as they were when our TAA Model shifted toward stocks nearly two years ago. However, the TAA Model has not triggered a shift so the Portfolio will remain overweight in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

          There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

--------------------------------------------------------------------------------

     The views expressed are as of May 31, 2004, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth Balanced Portfolio.

(1) The Portfolio's Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

     Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

                                                         Including Sales Charge        Excluding Sales Charge
                                                      ---------------------------   ---------------------------
                                                                         Life of                       Life of
                                                      1-Year   5-Year   Portfolio   1-Year   5-Year   Portfolio
Wells Fargo WealthBuilder Growth Balanced Portfolio    14.77    1.38      3.77       16.52    1.69       4.00
Benchmarks
   S&P 500 Index(2)                                                                  18.32   (1.52)      4.07
   Lehman Brothers U.S. Government/Credit Index(3)                                   (1.52)   6.95       6.80

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

CHARACTERISTICS(4) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           96%
Net Asset Value (NAV)                                                    $11.15

                 WEALTHBUILDER GROWTH BALANCED PORTFOLIO
                STRATEGIC ALLOCATION(4) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                (65%)
Bond Funds                                                                 (35%)

                     WEALTHBUILDER GROWTH BALANCED PORTFOLIO
                    EFFECTIVE ALLOCATION(4) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                (80%)
Bond Funds                                                                 (20%)
--------------------------------------------------------------------------------

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

Wells Fargo Intermediate Government Income Fund                              13%
Wells Fargo Large Cap Value Portfolio                                        13%
Wells Fargo Montgomery Total Return Bond Fund(SM)                            12%
AIM Blue Chip Fund                                                           10%
Wells Fargo Large Company Growth Portfolio                                    9%
MFS Strategic Value Fund                                                      7%
ING International Value Fund                                                  7%
Fidelity Advisor Diversified International Fund                               6%
Oppenheimer International Bond Fund                                           5%
MFS High Income Fund                                                          5%
Wells Fargo Montgomery Small Cap Fund(SM)                                     5%
Wells Fargo Small Company Value Portfolio                                     4%
Oppenheimer Main Street Small Cap Fund                                        4%

               GROWTH OF $10,000 INVESTMENT(5) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO WEALTHBUILDER
             GROWTH BALANCED PORTFOLIO   S&P 500 INDEX   LEHMAN BROTHERS U.S. GOV'T/CREDIT INDEX
             -------------------------   -------------   ---------------------------------------
 10/1/1997            $ 9,850               $10,000                      $10,000
10/31/1997            $ 9,811               $ 9,666                      $10,160
11/30/1997            $ 9,820               $10,114                      $10,214
12/31/1997            $ 9,912               $10,287                      $10,321
 1/31/1998            $ 9,971               $10,401                      $10,466
 2/28/1998            $10,386               $11,151                      $10,445
 3/31/1998            $10,702               $11,721                      $10,477
 4/30/1998            $10,811               $11,841                      $10,530
 5/31/1998            $10,673               $11,637                      $10,643
 6/30/1998            $10,762               $12,110                      $10,751
 7/31/1998            $10,554               $11,981                      $10,760
 8/31/1998            $ 9,418               $10,250                      $10,970
 9/30/1998            $ 9,714               $10,907                      $11,284
10/31/1998            $10,356               $11,794                      $11,204
11/30/1998            $10,910               $12,509                      $11,271
12/31/1998            $11,419               $13,229                      $11,299
 1/31/1999            $11,668               $13,782                      $11,379
 2/28/1999            $11,310               $13,353                      $11,108
 3/31/1999            $11,608               $13,888                      $11,164
 4/30/1999            $11,956               $14,425                      $11,191
 5/31/1999            $11,767               $14,085                      $11,076
 6/30/1999            $12,175               $14,866                      $11,041
 7/31/1999            $12,026               $14,402                      $11,011
 8/31/1999            $11,896               $14,331                      $11,002
 9/30/1999            $11,797               $13,938                      $11,101
10/31/1999            $12,235               $14,820                      $11,130
11/30/1999            $12,593               $15,121                      $11,124
12/31/1999            $13,070               $16,012                      $11,056
 1/31/2000            $12,824               $15,208                      $11,053
 2/29/2000            $13,070               $14,921                      $11,191
 3/31/2000            $13,582               $16,380                      $11,353
 4/30/2000            $13,295               $15,887                      $11,298
 5/31/2000            $13,029               $15,561                      $11,288
 6/30/2000            $13,500               $15,946                      $11,518
 7/31/2000            $13,387               $15,697                      $11,640
 8/31/2000            $13,858               $16,672                      $11,804
 9/30/2000            $13,561               $15,791                      $11,849
10/31/2000            $13,428               $15,725                      $11,923
11/30/2000            $12,947               $14,486                      $12,127
12/31/2000            $13,346               $14,557                      $12,366
 1/31/2001            $13,500               $15,074                      $12,574
 2/28/2001            $12,708               $13,700                      $12,703
 3/31/2001            $12,048               $12,833                      $12,762
 4/30/2001            $12,840               $13,829                      $12,666
 5/31/2001            $12,862               $13,922                      $12,739
 6/30/2001            $12,653               $13,583                      $12,800
 7/31/2001            $12,543               $13,450                      $13,119
 8/31/2001            $12,147               $12,610                      $13,287
 9/30/2001            $11,288               $11,592                      $13,410
10/31/2001            $11,563               $11,813                      $13,750
11/30/2001            $12,202               $12,720                      $13,524
12/31/2001            $12,399               $12,831                      $13,418
 1/31/2002            $12,141               $12,644                      $13,516
 2/28/2002            $11,905               $12,400                      $13,631
 3/31/2002            $12,343               $12,866                      $13,354
 4/30/2002            $12,085               $12,087                      $13,613
 5/31/2002            $11,950               $11,997                      $13,739
 6/30/2002            $11,466               $11,143                      $13,855
 7/31/2002            $10,511               $10,275                      $14,022
 8/31/2002            $10,511               $10,342                      $14,337
 9/30/2002            $ 9,634               $ 9,219                      $14,645
10/31/2002            $10,230               $10,029                      $14,505
11/30/2002            $10,758               $10,619                      $14,514
12/31/2002            $10,233               $ 9,995                      $14,898
 1/31/2003            $ 9,972               $ 9,734                      $14,898
 2/28/2003            $ 9,790               $ 9,588                      $15,163
 3/31/2003            $ 9,836               $ 9,680                      $15,143
 4/30/2003            $10,516               $10,478                      $15,305
 5/31/2003            $10,981               $11,029                      $15,740
 6/30/2003            $11,117               $11,170                      $15,677
 7/31/2003            $11,424               $11,367                      $15,020
 8/31/2003            $11,628               $11,589                      $15,119
 9/30/2003            $11,469               $11,466                      $15,598
10/31/2003            $12,070               $12,114                      $15,401
11/30/2003            $12,241               $12,220                      $15,442
12/31/2003            $12,715               $12,861                      $15,594
 1/31/2004            $12,921               $13,097                      $15,736
 2/29/2004            $13,048               $13,279                      $15,928
 3/31/2004            $12,990               $13,079                      $16,075
 4/30/2004            $12,703               $12,873                      $15,581
 5/31/2004            $12,795               $13,050                      $15,502

--------------------------------------------------------------------------------

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

          The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Galen Blomster, CFA                     10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

          The Portfolio returned 20.14%(1) for the 12-month period ended May 31, 2004, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 18.32%.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

          The end of the reporting period was different than the previous 12-month reporting period. In the period ending May 31, 2004, there was continued evidence that the U.S. economy was gaining traction: job creation and capital spending increased, sales and profits were strong, and price increases were becoming more apparent. There was consensus that the economic recovery would continue throughout 2004. International equities led the broad equity market during this period, followed closely by small cap stocks. Value stocks outperformed growth stocks, which benefited from greater economic sensitivity. The Portfolio's performance benefited from the 25% diversification in each of small cap and international equity styles.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

          During the period we made several changes to the mutual fund holdings in the Portfolio. We replaced both large-cap value funds and both international equity funds. In addition, we replaced both small cap funds and added a small-cap value fund to achieve a better balance in our style exposure within small cap equities. When making changes to the mutual fund holdings of the Portfolio, we consider a number of factors including the investment style and process of each fund, the fund managers' experience and tenure, performance of the current and new funds and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

          While the economy continues in a cyclical recovery mode, we may see a more challenging period for the economy over the next 12 months if the Federal Reserve Board begins to tighten monetary policy as expected. With continued equity market volatility and rapid changes in market leadership, as we have seen over the past several years, we believe that maintaining a long-term strategic asset allocation with broad diversification could prove beneficial to the Portfolio's performance.

          There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.
--------------------------------------------------------------------------------

     The views expressed are as of May 31, 2004, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth and Income Portfolio.

(1) The Portfolio's Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

     Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

                                                           Including Sales Charge        Excluding Sales Charge
                                                        ---------------------------   ---------------------------
                                                                           Life of                       Life of
                                                        1-Year   5-Year   Portfolio   1-Year   5-Year   Portfolio
Wells Fargo WealthBuilder Growth and Income Portfolio    18.33   (1.25)      1.77      20.14   (0.95)      2.01
Benchmarks
   S&P 500 Index(2)                                                                    18.32   (1.52)      4.07

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

CHARACTERISTICS(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

Portfolio Turnover                                                          101%
Net Asset Value (NAV)                                                    $10.56

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO ALLOCATION(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Large Company Value                                                        (21%)
Small Company                                                              (20%)
International                                                              (25%)
Large Company Growth                                                       (34%)

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

Wells Fargo Large Cap Value Portfolio                                        19%
Wells Fargo Large Company Growth Portfolio                                   15%
AIM Blue Chip Fund                                                           15%
MFS Strategic Value Fund                                                     11%
ING International Value Fund                                                 10%
Fidelity Advisor Diversified International Fund                              10%
Oppenheimer Main Street Small Cap Fund                                        7%
Wells Fargo Small Company Value Portfolio                                     7%
Wells Fargo Montgomery Small Cap Fund(SM)                                     6%

GROWTH OF $10,000 INVESTMENT(4)(AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO WEALTHBUILDER GROWTH & INCOME PORTFOLIO   S&P 500 INDEX
             ---------------------------------------------------   -------------
                                     10000
                                     -----
 10/1/1997                           9,850                             10,000
10/31/1997                           9,446                              9,666
11/30/1997                           9,584                             10,114
12/31/1997                           9,727                             10,287
 1/31/1998                           9,835                             10,401
 2/28/1998                          10,456                             11,151
 3/31/1998                          10,929                             11,721
 4/30/1998                          11,067                             11,841
 5/31/1998                          10,811                             11,637
 6/30/1998                          10,949                             12,110
 7/31/1998                          10,604                             11,981
 8/31/1998                           8,948                             10,250
 9/30/1998                           9,293                             10,907
10/31/1998                           9,963                             11,794
11/30/1998                          10,584                             12,509
12/31/1998                          11,154                             13,229
 1/31/1999                          11,480                             13,782
 2/28/1999                          11,085                             13,353
 3/31/1999                          11,509                             13,888
 4/30/1999                          12,003                             14,425
 5/31/1999                          11,795                             14,085
 6/30/1999                          12,456                             14,866
 7/31/1999                          12,239                             14,402
 8/31/1999                          12,081                             14,331
 9/30/1999                          11,884                             13,938
10/31/1999                          12,565                             14,820
11/30/1999                          13,127                             15,121
12/31/1999                          14,198                             16,012
 1/31/2000                          13,760                             15,208
 2/29/2000                          14,088                             14,921
 3/31/2000                          15,024                             16,380
 4/30/2000                          14,536                             15,887
 5/31/2000                          14,038                             15,561
 6/30/2000                          14,775                             15,946
 7/31/2000                          14,457                             15,697
 8/31/2000                          15,323                             16,672
 9/30/2000                          14,715                             15,791
10/31/2000                          14,447                             15,725
11/30/2000                          13,292                             14,486
12/31/2000                          13,773                             14,557
 1/31/2001                          13,899                             15,074
 2/28/2001                          12,592                             13,700
 3/31/2001                          11,567                             12,833
 4/30/2001                          12,550                             13,829
 5/31/2001                          12,581                             13,922
 6/30/2001                          12,288                             13,583
 7/31/2001                          12,006                             13,450
 8/31/2001                          11,358                             12,610
 9/30/2001                          10,207                             11,592
10/31/2001                          10,542                             11,813
11/30/2001                          11,222                             12,720
12/31/2001                          11,499                             12,831
 1/31/2002                          11,200                             12,644
 2/28/2002                          10,892                             12,400
 3/31/2002                          11,445                             12,866
 4/30/2202                          10,988                             12,087
 5/31/2002                          10,775                             11,997
 6/30/2002                          10,061                             11,143
 7/31/2002                           8,965                             10,275
 8/31/2002                           8,986                             10,342
 9/30/2002                           7,996                              9,219
10/31/2002                           8,603                             10,029
11/30/2002                           9,135                             10,619
12/31/2002                           8,592                              9,995
 1/31/2003                           8,283                              9,734
 2/28/2003                           8,092                              9,588
 3/31/2003                           8,102                              9,680
 4/30/2003                           8,794                             10,478
 5/31/2003                           9,359                             11,029
 6/30/2003                           9,486                             11,170
 7/31/2003                           9,763                             11,367
 8/31/2003                           9,997                             11,589
 9/30/2003                           9,859                             11,466
10/31/2003                          10,487                             12,114
11/30/2003                          10,668                             12,220
12/31/2003                          11,115                             12,861
 1/31/2004                          11,360                             13,097
 2/29/2004                          11,531                             13,279
 3/31/2004                          11,477                             13,079
 4/30/2004                          11,115                             12,873
 5/31/2004                          11,243                             13,050

(3)  Portfolio holdings and characteristics are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio for the life of the Portfolio with the S&P 500
     Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

          The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen Blomster, CFA                    10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

          The Portfolio returned 25.69%(1) for the 12-month period ended May 31, 2004, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 18.32%.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

          The end of the reporting period was different than the previous 12-month reporting period. In the period ending May 31, 2004, there was continued evidence that the U.S. economy was gaining traction: job creation and capital spending increased, sales and profits were strong and price increases were becoming more apparent. There was consensus that the economic recovery would continue throughout 2004. International equities led the broad equity market during this period, followed closely by small cap stocks. Value stocks outperformed growth stocks, which benefited from greater economic sensitivity.

          The Tactical Equity Allocation (TEA) Model maintained its emphasis on international, small cap and value equity styles throughout the period. In order to make a change in the Portfolio's asset allocation emphasis, we need confirmation of a change in both relative momentum and fundamentals. Our measure of relative momentum continued to favor international over domestic, small cap over large cap and value over growth. Weakness in the dollar was fundamentally consistent with the international stock emphasis. The trend of a steepening yield curve, which has been in place since April 2001, is fundamentally consistent with the emphasis of the TEA Model.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

          During the period we made several changes to the mutual fund holdings in the Portfolio. We replaced both large-cap value funds, both international equity funds, both small cap funds and added a small-cap value fund to achieve a better balance in our style exposure within small cap equities. When making changes to the mutual fund holdings of the Portfolio, we consider a number of factors including the investment style and process of each fund, the fund managers' experience and tenure, performance of the current and new funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

          At the end of the period, we continued to emphasize international, small cap and value equity styles, as indicated by the TEA Model. While this equity allocation emphasis is consistent with an economy that is in a cyclical recovery mode, we may see a more challenging period for the economy over the next 12 months if the Federal Reserve Board begins to tighten in a series of monetary policy actions as expected. As such, relative momentum and fundamentals could change, triggering changes from the TEA Model.

          There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

--------------------------------------------------------------------------------

     The views expressed are as of May 31, 2004, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo WealthBuilder Growth Portfolio.

(1) The Portfolio's Adviser has committed through September 30, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

     Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

                                                Including Sales Charge        Excluding Sales Charge
                                             ---------------------------   ---------------------------
                                                               Life of                       Life of
                                             1-Year   5-Year   Portfolio   1-Year   5-Year   Portfolio
Wells Fargo WealthBuilder Growth Portfolio    23.80    (1.20)     2.67      25.69    (0.90)     2.90
Benchmark
   S&P 500 Index(2)                                                         18.32    (1.52)     4.07

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

CHARACTERISTICS(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

Portfolio Turnover                                                          121%
Net Asset Value (NAV)                                                    $11.84

WEALTHBUILDER GROWTH PORTFOLIO ALLOCATION(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Small Company                                                              (25%)
Large Company Value                                                        (20%)
International                                                              (50%)
Large Company Growth                                                        (5%)

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

ING International Value Fund                                                 25%
Fidelity Advisor Diversified International Fund                              25%
Wells Fargo Large Cap Value Portfolio                                        13%
Wells Fargo Montgomery Small Cap Fund(SM)                                     9%
Wells Fargo Small Company Value Portfolio                                     9%
Oppenheimer Main Street Small Cap Fund                                        8%
MFS Strategic Value Fund                                                      7%
AIM Blue Chip Fund                                                            2%
Wells Fargo Large Company Growth Portfolio                                    2%

GROWTH OF $10,000 INVESTMENT(4) (AS OF MAY 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO   S&P 500 INDEX
                      ------------------------------------------   -------------
 10/1/1997                              $ 9,850                       $10,000
10/31/1997                              $ 9,623                       $ 9,666
11/30/1997                              $ 9,742                       $10,114
12/31/1997                              $ 9,826                       $10,287
 1/31/1998                              $ 9,925                       $10,401
 2/28/1998                              $10,506                       $11,151
 3/31/1998                              $10,960                       $11,721
 4/30/1998                              $11,118                       $11,841
 5/31/1998                              $10,851                       $11,637
 6/30/1998                              $11,108                       $12,110
 7/31/1998                              $10,782                       $11,981
 8/31/1998                              $ 9,107                       $10,250
 9/30/1998                              $ 9,610                       $10,907
10/31/1998                              $10,329                       $11,794
11/30/1998                              $11,039                       $12,509
12/31/1998                              $11,890                       $13,229
 1/31/1999                              $12,394                       $13,782
 2/28/1999                              $11,969                       $13,353
 3/31/1999                              $12,542                       $13,888
 4/30/1999                              $12,808                       $14,425
 5/31/1999                              $12,473                       $14,085
 6/30/1999                              $13,282                       $14,866
 7/31/1999                              $12,897                       $14,402
 8/31/1999                              $12,799                       $14,331
 9/30/1999                              $12,502                       $13,938
10/31/1999                              $13,312                       $14,820
11/30/1999                              $13,835                       $15,121
12/31/1999                              $15,070                       $16,012
 1/31/2000                              $14,586                       $15,208
 2/29/2000                              $14,922                       $14,921
 3/31/2000                              $16,117                       $16,380
 4/30/2000                              $15,445                       $15,887
 5/31/2000                              $14,784                       $15,561
 6/30/2000                              $15,623                       $15,946
 7/31/2000                              $15,435                       $15,697
 8/31/2000                              $16,344                       $16,672
 9/30/2000                              $15,445                       $15,791
10/31/2000                              $15,198                       $15,725
11/30/2000                              $13,914                       $14,486
12/31/2000                              $14,115                       $14,557
 1/31/2001                              $14,276                       $15,074
 2/28/2001                              $12,599                       $13,700
 3/31/2001                              $11,455                       $12,833
 4/30/2001                              $12,700                       $13,829
 5/31/2001                              $12,810                       $13,922
 6/30/2001                              $12,669                       $13,583
 7/31/2001                              $12,338                       $13,450
 8/31/2001                              $11,716                       $12,610
 9/30/2001                              $10,350                       $11,592
10/31/2001                              $10,752                       $11,813
11/30/2001                              $11,435                       $12,720
12/31/2001                              $11,878                       $12,831
 1/31/2002                              $11,506                       $12,644
 2/28/2002                              $11,143                       $12,400
 3/31/2002                              $11,808                       $12,866
 4/30/2202                              $11,435                       $12,087
 5/31/2002                              $11,214                       $11,997
 6/30/2002                              $10,550                       $11,143
 7/31/2002                              $ 9,311                       $10,275
 8/31/2002                              $ 9,281                       $10,342
 9/30/2002                              $ 8,264                       $ 9,219
10/31/2002                              $ 8,798                       $10,029
11/30/2002                              $ 9,342                       $10,619
12/31/2002                                8,858                       $ 9,995
 1/31/2003                                8,476                       $ 9,734
 2/28/2003                                8,264                       $ 9,588
 3/31/2003                                8,184                       $ 9,680
 4/30/2003                                8,909                       $10,478
 5/31/2003                                9,482                       $11,029
 6/30/2003                                9,623                       $11,170
 7/31/2003                                9,855                       $11,367
 8/31/2003                               10,127                       $11,589
 9/30/2003                               10,147                       $11,466
10/31/2003                               10,821                       $12,114
11/30/2003                               11,073                       $12,220
12/31/2003                               11,637                       $12,861
 1/31/2004                               11,949                       $13,097
 2/29/2004                               12,190                       $13,279
 3/31/2004                               12,281                       $13,079
 4/30/2004                               11,838                       $12,873
 5/31/2004                               11,919                       $13,050

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) Portfolio holdings and characteristics are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS    PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

Shares         Security Name                                          Value

INVESTMENT COMPANIES - 98.24%

BOND FUNDS - 9.85%
   3,337,483   MFS HIGH INCOME FUND                                 $ 12,715,810
   2,383,538   OPPENHEIMER INTERNATIONAL BOND FUND                    12,990,280

                                                                      25,706,090
                                                                    ------------
AFFILIATED BOND FUNDS - 24.37%
   3,025,622   WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND        33,100,305
   2,474,611   WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND          30,487,204

                                                                      63,587,509
                                                                    ------------
STOCK FUNDS - 33.76%
   2,284,912   AIM BLUE CHIP FUND                                     25,453,923
     949,135   FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND        15,470,893
   1,166,017   ING INTERNATIONAL VALUE FUND                           18,341,440
   1,281,542   MFS STRATEGIC VALUE FUND                               18,505,473
     551,226   OPPENHEIMER MAIN STREET SMALL CAP FUND                 10,313,440

                                                                      88,085,169
                                                                    ------------
AFFILIATED STOCK FUNDS - 30.26%
         N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                  32,472,511
         N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             23,085,162
   1,012,118   WELLS FARGO MONTGOMERY SMALL CAP FUND                  11,770,932
         N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO              11,626,078

                                                                      78,954,683
                                                                    ------------
Total Investment Companies (Cost $245,867,492)                       256,333,451
                                                                    ------------
Principal                           Interest Rate   Maturity Date

SHORT-TERM INVESTMENTS - 1.11%

US TREASURY BILLS - 1.11%
      60,000   US TREASURY BILL^#       0.94%         08/12/2004          59,882
     125,000   US TREASURY BILL^#       0.95          08/12/2004         124,755
     130,000   US TREASURY BILL^#       0.97          08/12/2004         129,745
      65,000   US TREASURY BILL^#       1.03          10/07/2004          64,723
      75,000   US TREASURY BILL^#       1.04          10/07/2004          74,680
   2,465,000   US TREASURY BILL^#       1.29          11/12/2004       2,449,998

Total Short-term Investments (Cost $2,904,395)                         2,903,783
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $248,771,887)*                 99.35%                         $259,237,234
OTHER ASSETS AND LIABILITIES, NET     0.65                             1,684,309
                                    ------                          ------------
Total Net Assets                    100.00%                         $260,921,543
                                    ======                          ============

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $252,413,524 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                      $15,316,664
     GROSS UNREALIZED DEPRECIATION                       (8,492,954)
     NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 6,823,710

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004    WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Shares         Security Name                                            Value

INVESTMENT COMPANIES - 98.92%

STOCK FUNDS - 52.42%
   1,166,571   AIM BLUE CHIP FUND                                    $12,995,605
     534,133   FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND         8,706,371
     559,211   ING INTERNATIONAL VALUE FUND                            8,796,393
     657,961   MFS STRATEGIC VALUE FUND                                9,500,954
     324,221   OPPENHEIMER MAIN STREET SMALL CAP FUND                  6,066,167

                                                                      46,065,490
                                                                     -----------

AFFILIATED STOCK FUNDS - 46.50%
         N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                  16,465,693
         N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             13,077,572
     486,688   WELLS FARGO MONTGOMERY SMALL CAP FUND                   5,660,182
         N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               5,663,478

                                                                      40,866,925
                                                                     -----------

Total Investment Companies (Cost $82,623,277)                         86,932,415
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $82,623,277)*                  98.92%                          $86,932,415
OTHER ASSETS AND LIABILITIES, NET     1.08                               952,961
                                    ------                           -----------
Total Net Assets                    100.00%                          $87,885,376
                                    ======                           ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $83,519,882 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                      $ 5,288,619
     GROSS UNREALIZED DEPRECIATION                       (1,876,086)
     NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 3,412,533

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS    PORTFOLIO OF INVESTMENTS -- MAY 31, 2004
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Shares         Security Name                                            Value

INVESTMENT COMPANIES - 99.34%

STOCK FUNDS - 67.57%
     230,175   AIM BLUE CHIP FUND                                   $  2,564,148
   1,597,386   FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND        26,037,386
   1,697,148   ING INTERNATIONAL VALUE FUND                           26,696,138
     518,764   MFS STRATEGIC VALUE FUND                                7,490,956
     465,980   OPPENHEIMER MAIN STREET SMALL CAP FUND                  8,718,490

                                                                      71,507,118
                                                                    ------------

AFFILIATED STOCK FUNDS - 31.77%
         N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                  13,017,372
         N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              2,531,748
     781,046   WELLS FARGO MONTGOMERY SMALL CAP FUND                   9,083,565
         N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               8,989,462

                                                                      33,622,147
                                                                    ------------

Total Investment Companies (Cost $96,203,645)                        105,129,265
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $96,203,645)*                  99.34%                         $105,129,265
OTHER ASSETS AND LIABILITIES, NET     0.66                               700,082
                                    ------                          ------------
Total Net Assets                    100.00%                         $105,829,347
                                    ======                          ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $96,473,233 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                      $10,962,653
     GROSS UNREALIZED DEPRECIATION                       (2,306,621)
     NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 8,656,032

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2004   WELLS FARGO WEALTHBUILDER PORTFOLIOS
------------------------------------------------------------------------------------------

                                                                               WEALTHBUILDER
                                                                                      GROWTH     WEALTHBUILDER   WEALTHBUILDER
                                                                                    BALANCED   GROWTH & INCOME          GROWTH
                                                                                   Portfolio         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................    $116,695,042      $ 46,065,490    $ 71,507,118
   INVESTMENTS IN AFFILIATES ...............................................     142,542,192        40,866,925      33,622,147
                                                                                ------------      ------------    ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..........................     259,237,234        86,932,415     105,129,265
                                                                                ------------      ------------    ------------
   CASH ....................................................................         768,473           401,748         481,621
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ........................         127,438                 0               0
   RECEIVABLE FOR FUND SHARES ISSUED .......................................       1,796,137           702,662         604,600
   RECEIVABLE FOR INVESTMENTS SOLD .........................................          31,527                 0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................          85,228                 0               0
                                                                                ------------      ------------    ------------
TOTAL ASSETS ...............................................................     262,046,037        88,036,825     106,215,486
                                                                                ------------      ------------    ------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ........................................         805,137            49,435         149,017
   PAYABLE FOR INVESTMENTS PURCHASED .......................................               0             1,749          81,622
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................         145,942            51,356          57,811
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .................................         108,809            39,160          44,724
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................          64,606             9,749          52,965
                                                                                ------------      ------------    ------------
TOTAL LIABILITIES ..........................................................       1,124,494           151,449         386,139
                                                                                ------------      ------------    ------------
TOTAL NET ASSETS ...........................................................    $260,921,543      $ 87,885,376    $105,829,347
                                                                                ============      ============    ============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................................................    $257,337,073      $ 94,210,245    $120,427,066
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................         304,406             1,655           2,629
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................      (7,965,854)      (10,635,662)    (23,525,968)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ...................................................      10,465,347         4,309,138       8,925,620
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................         780,571                 0               0
                                                                                ------------      ------------    ------------
TOTAL NET ASSETS ...........................................................    $260,921,543      $ 87,885,376    $105,829,347
                                                                                ============      ============    ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ..............................................................     260,921,543        87,885,376     105,829,347
   SHARES OUTSTANDING ......................................................      23,397,822         8,324,338       8,938,483
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ............................    $      11.15      $      10.56    $      11.84
   MAXIMUM OFFERING PRICE PER SHARE (1) ....................................    $      11.32      $      10.72    $      12.02
                                                                                ------------      ------------    ------------
INVESTMENTS AT COST ........................................................    $248,771,887      $ 82,623,277    $ 96,203,645
                                                                                ============      ============    ============

(1)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS   STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2004
-------------------------------------------------------------------------------------------------

                                                                           WEALTHBUILDER     WEALTHBUILDER   WEALTHBUILDER
                                                                         GROWTH BALANCED   GROWTH & INCOME          GROWTH
                                                                               PORTFOLIO         PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................       $ 3,055,696       $   479,148     $   840,379
   INTEREST ..........................................................            28,018             1,125           1,173
   INCOME FROM AFFILIATED SECURITIES .................................         1,255,282             1,181             780
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............          (313,754)         (156,977)       (137,161)
                                                                             -----------       -----------     -----------
TOTAL INVESTMENT INCOME ..............................................         4,025,242           324,477         705,171
                                                                             -----------       -----------     -----------

EXPENSES
   ADVISORY FEES .....................................................           716,568           233,024         306,603
   ADMINISTRATION FEES ...............................................           675,622           219,708         289,083
   ACCOUNTING FEES ...................................................            11,670             3,795           1,993
   DISTRIBUTION FEES (NOTE 3) ........................................         1,023,669           332,891         438,005
   AUDIT FEES ........................................................             7,800             7,800           7,800
   LEGAL FEES ........................................................            17,889            14,889          16,289
   REGISTRATION FEES .................................................            10,494             6,410           9,266
   SHAREHOLDER REPORTS ...............................................             2,987             1,658           3,096
   TRUSTEES' FEES ....................................................             6,373             6,373           6,373
   OTHER FEES AND EXPENSES ...........................................             6,900             1,912           3,290
                                                                             -----------       -----------     -----------
TOTAL EXPENSES .......................................................         2,479,972           828,460       1,081,798

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................            (2,293)           (7,574)         (6,003)
   NET EXPENSES ......................................................         2,477,679           820,886       1,075,795
                                                                             -----------       -----------     -----------
NET INVESTMENT INCOME (LOSS) .........................................         1,547,563          (496,409)       (370,624)
                                                                             -----------       -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   NON-AFFILIATED UNDERLYING FUNDS ...................................         4,737,104          (329,487)      1,957,182
   AFFILATED UNDERLYING FUNDS ........................................         1,461,269          (543,208)     (1,328,530)
   FUTURES TRANSACTIONS ..............................................         8,089,628                 0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........         1,507,194           392,261         196,024
   PAYMENTS FROM ADVISER (NOTE 3) ....................................           446,000                 0               0
                                                                             -----------       -----------     -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................        16,241,194          (480,434)        824,676
                                                                             -----------       -----------     -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...              (617)                0               0
   NON-AFFILIATED UNDERLYING FUNDS ...................................         1,691,876         6,163,509      10,236,068
   AFFILIATED UNDERLYING FUNDS .......................................         4,932,813         2,202,924       4,107,446
   FUTURES TRANSACTIONS ..............................................        (2,117,679)                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........         5,617,455         2,905,748       3,673,308
                                                                             -----------       -----------     -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        10,123,848        11,272,181      18,016,822
                                                                             -----------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        26,365,042        10,791,747      18,841,498
                                                                             -----------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       $27,912,605       $10,295,338     $18,470,874
                                                                             ===========       ===========     ===========

(1)  NET OF WITHHOLDING TAXES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO WEALTHBUILDER PORTFOLIOS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         WEALTHBUILDER
                                                                   GROWTH BALANCED PORTFOLIO
                                                                  ---------------------------
                                                                       FOR THE        FOR THE
                                                                    YEAR ENDED     YEAR ENDED
                                                                  MAY 31, 2004   MAY 31, 2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $162,229,208   $159,693,407

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................      1,547,563      1,394,793
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................     16,241,194    (24,480,401)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .............................................     10,123,848      9,906,471
                                                                  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................     27,912,605    (13,179,137)
                                                                  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................     (2,377,932)    (1,400,418)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................              0              0
                                                                  ------------   ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................     (2,377,932)    (1,400,418)
                                                                  ------------   ------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................    111,030,280     58,776,751
   REINVESTMENT OF DISTRIBUTIONS ..............................      2,307,898      1,344,209
   COST OF SHARES REDEEMED ....................................    (40,180,516)   (43,005,604)
                                                                  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................     73,157,662    17,115,356
                                                                  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................     98,692,335      2,535,801
                                                                  ------------   ------------
ENDING NET ASSETS .............................................    260,921,543    162,229,208

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................     10,176,336      6,313,126
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............        212,709        147,715
   SHARES REDEEMED ............................................     (3,744,500)    (4,726,681)
                                                                  ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................      6,644,545      1,734,160
                                                                  ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........   $    304,406   $  1,130,931
                                                                  ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS         WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         WEALTHBUILDER                 WEALTHBUILDER
                                                                   GROWTH & INCOME PORTFOLIO          GROWTH PORTFOLIO
                                                                  ---------------------------   ---------------------------
                                                                       FOR THE        FOR THE        FOR THE        FOR THE
                                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                  MAY 31, 2004   MAY 31, 2003   MAY 31, 2004   MAY 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $ 46,369,872    $54,217,580   $ 72,450,259   $100,476,459

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................       (496,409)      (396,197)      (370,624)      (617,141)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................       (480,434)    (7,311,085)       824,676    (10,346,200)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .............................................     11,272,181        111,839     18,016,822     (5,666,452)
                                                                  ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................     10,295,338     (7,595,443)    18,470,874    (16,629,793)
                                                                  ------------    -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................              0              0              0              0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................              0              0              0              0
                                                                  ------------    -----------   ------------   ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................              0              0              0              0
                                                                  ------------    -----------   ------------   ------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................     51,090,176     16,479,401     31,745,283     13,998,509
   REINVESTMENT OF DISTRIBUTIONS ..............................              0              0              0              0
   COST OF SHARES REDEEMED ....................................    (19,870,010)   (16,731,666)   (16,837,069)   (25,394,916)
                                                                  ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................     31,220,166       (252,265)    14,908,214    (11,396,407)
                                                                  ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................     41,515,504     (7,847,708)    33,379,088    (28,026,200)
                                                                  ------------    -----------   ------------   ------------
ENDING NET ASSETS .............................................     87,885,376     46,369,872    105,829,347     72,450,259

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................      4,985,443      1,989,568      2,764,740      1,556,091
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............              0              0              0              0
   SHARES REDEEMED ............................................     (1,934,225)    (2,073,472)    (1,516,776)    (2,882,677)
                                                                  ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDINGRESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................      3,051,218        (83,904)     1,247,964     (1,326,586)
                                                                  ------------    -----------   ------------   ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........   $      1,655    $         0   $      2,629   $          0
                                                                  ============    ===========   ============   ============

WELLS FARGO WEALTHBUILDER PORTFOLIOS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                             BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                             NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                             VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $ 9.68         0.08             1.52        (0.13)           0.00
JUNE 1, 2002 TO MAY 31, 2003 .............      $10.63         0.08            (0.95)       (0.08)           0.00
JUNE 1, 2001 TO MAY 31, 2002 .............      $11.69         0.00            (0.83)       (0.16)          (0.07)
JUNE 1, 2000 TO MAY 31, 2001 .............      $12.72         0.07            (0.20)       (0.11)          (0.79)
JUNE 1, 1999 TO MAY 31, 2000 .............      $11.83         0.21             1.05        (0.14)          (0.23)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $ 8.79        (0.06)            1.83         0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 .............      $10.12        (0.08)           (1.25)        0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 .............      $12.03        (0.10)           (1.62)       (0.19)           0.00
JUNE 1, 2000 TO MAY 31, 2001 .............      $14.10        (0.06)           (1.33)        0.00           (0.68)
JUNE 1, 1999 TO MAY 31, 2000 .............      $11.96        (0.06)            2.33         0.00           (0.13)

WEALTHBUILDER GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $ 9.42        (0.04)            2.46         0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 .............      $11.14        (0.08)           (1.64)        0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 .............      $12.76        (0.07)           (1.52)       (0.03)           0.00
JUNE 1, 2000 TO MAY 31, 2001 .............      $14.97        (0.10)           (1.87)        0.00           (0.24)
JUNE 1, 1999 TO MAY 31, 2000 .............      $12.63        (0.08)            2.42         0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 3).

(2)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) TOTAL RETURN WOULD HAVE BEEN 16.26% HAD THE PAYMENTS FROM ADVISOR NOT BEEN INCLUDED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                        WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                             NET ASSET   -------------------------------------------------------
                                             VALUE PER   NET INVESTMENT         GROSS    EXPENSES            NET
                                                 SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2)    EXPENSES(2)
----------------------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $11.15             0.75%         1.21%      (0.00)%         1.21%
JUNE 1, 2002 TO MAY 31, 2003 .............      $ 9.68             0.93%         1.14%      (0.00)%         1.14%
JUNE 1, 2001 TO MAY 31, 2002 .............      $10.63             1.04%         1.27%      (0.02)%         1.25%
JUNE 1, 2000 TO MAY 31, 2001 .............      $11.69             1.51%         1.52%      (0.27)%         1.25%
JUNE 1, 1999 TO MAY 31, 2000 .............      $12.72             1.95%         1.76%      (0.51)%         1.25%

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $10.56           (0.74)%         1.24%      (0.01)%         1.23%
JUNE 1, 2002 TO MAY 31, 2003 .............      $ 8.79           (0.90)%         1.29%      (0.04)%         1.25%
JUNE 1, 2001 TO MAY 31, 2002 .............      $10.12           (0.83)%         1.32%      (0.07)%         1.25%
JUNE 1, 2000 TO MAY 31, 2001 .............      $12.03           (0.63)%         1.78%      (0.53)%         1.25%
JUNE 1, 1999 TO MAY 31, 2000 .............      $14.10           (0.59)%         2.12%      (0.87)%         1.25%

WEALTHBUILDER GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............      $11.84           (0.42)%         1.23%      (0.01)%         1.22%
JUNE 1, 2002 TO MAY 31, 2003 .............      $ 9.42           (0.82)%         1.26%      (0.01)%         1.25%
JUNE 1, 2001 TO MAY 31, 2002 .............      $11.14           (0.69)%         1.30%      (0.05)%         1.25%
JUNE 1, 2000 TO MAY 31, 2001 .............      $12.76           (1.00)%         1.69%      (0.44)%         1.25%
JUNE 1, 1999 TO MAY 31, 2000 .............      $14.97           (0.99)%         1.98%      (0.73)%         1.25%

                                                            PORTFOLIO     NET ASSETS AT
                                                 TOTAL       TURNOVER     END OF PERIOD
                                             RETURN(3)           RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
---------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............       16.52%(4)         96%         $260,922
JUNE 1, 2002 TO MAY 31, 2003 .............       (8.10)%           48%         $162,229
JUNE 1, 2001 TO MAY 31, 2002 .............       (7.09)%           28%         $159,693
JUNE 1, 2000 TO MAY 31, 2001 .............       (1.28)%           29%         $ 78,469
JUNE 1, 1999 TO MAY 31, 2000 .............       10.72%            70%         $ 33,749

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............       20.14%           101%         $ 87,885
JUNE 1, 2002 TO MAY 31, 2003 .............      (13.14)%           30%         $ 46,370
JUNE 1, 2001 TO MAY 31, 2002 .............      (14.36)%           30%         $ 54,218
JUNE 1, 2000 TO MAY 31, 2001 .............      (10.38)%           14%         $ 43,550
JUNE 1, 1999 TO MAY 31, 2000 .............       19.02%            63%         $ 21,109

WEALTHBUILDER GROWTH PORTFOLIO
---------------------------------------------------------------------------------------
JUNE 1, 2003 TO MAY 31, 2004 .............       25.69%           121%         $105,829
JUNE 1, 2002 TO MAY 31, 2003 .............      (15.44)%            7%         $ 72,450
JUNE 1, 2001 TO MAY 31, 2002 .............      (12.46)%           73%         $100,476
JUNE 1, 2000 TO MAY 31, 2001 .............      (13.35)%           49%         $ 81,403
JUNE 1, 1999 TO MAY 31, 2000 .............       18.53%            32%         $ 41,496

WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth & Income Portfolio, and WealthBuilder Growth Portfolio. Each Fund is a diversified series of the Trust.

          The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
     Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

          Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

          Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

          Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

          Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

          Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

          For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

          Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate

NOTES TO FINANCIAL STATEMENTS               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

     characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

          At May 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                                         Undistributed   Undistributed
                                                        Net Investment    Net Realized     Paid-in
Fund                                                        Income         Gain/Loss       Capital
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO        $  3,844        $2,512,914    $(2,516,758)
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO       498,064         1,091,409     (1,589,473)
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                  373,253         2,217,252     (2,590,505)

FEDERAL INCOME TAXES

          Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2004.

          At May 31, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                                    Year Expires   Capital Loss Carryforwards
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO         2011               $ 3,351,955
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO       2009                    93,617
                                                            2010                   946,811
                                                            2011                 3,883,025
                                                            2012                 4,161,317
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                  2010                13,652,568
                                                            2011                 4,153,365
                                                            2012                 5,503,398

          At May 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

Fund                                                    Deferred Post-October Capital Loss
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO                $562,088

FUTURES CONTRACTS

          The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering

WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2004, the following Fund(s) held futures contracts:

                                                                                    Notional    Net Unrealized
                                                                                    Contract     Appreciation
Fund                           Contracts          Type          Expiration Date      Value      (Depreciation)
WELLS FARGO WEALTHBUILDER
GROWTH BALANCED PORTFOLIO      130 Long        S&P 500 Index      June 2004      $37,193,304     $ (783,554)

WELLS FARGO WEALTHBUILDER
GROWTH BALANCED PORTFOLIO      346 Short   U.S. Treasury Bond      June 2004       35,306,500      1,564,125

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

          The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

          Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                    Advisory Fee                      Sub-Advisory Fee
                                   (% of Average                       (% of Average
Fund                             Daily Net Assets)    Sub-Adviser    Daily Net Assets)
WELLS FARGO WEALTHBUILDER              0.35%         Wells Capital         0.05%
GROWTH BALANCED PORTFOLIO                            Management

WELLS FARGO WEALTHBUILDER              0.35%         Wells Capital         0.05%
GROWTH AND INCOME PORTFOLIO                          Management

WELLS FARGO WEALTHBUILDER              0.35%         Wells Capital         0.05%
GROWTH PORTFOLIO                                     Management

          Effective August 2, 2004, Funds Management will be entitled to receive a monthly advisory fee at the following annual rates:

                                                                                          Advisory Fee
                                                                Average Daily            (% of Average
Fund                                                             Net Assets            Daily Net Assets)
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO               $0 - $ 499 million         0.350%
                                                        $500 million - $ 999 million         0.350%
                                                          $1 billion - $2.99 billion         0.325%
                                                          $3 billion - $4.99 billion         0.325%
                                                                        > $5 billion         0.300%
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO             $0 - $ 499 million         0.350%
                                                        $500 million - $ 999 million         0.350%
                                                          $1 billion - $2.99 billion         0.325%
                                                          $3 billion - $4.99 billion         0.325%
                                                                        > $5 billion         0.300%
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                        $0 - $ 499 million         0.350%
                                                        $500 million - $ 999 million         0.350%
                                                          $1 billion - $2.99 billion         0.325%
                                                          $3 billion - $4.99 billion         0.325%
                                                                        > $5 billion         0.300%

          Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

NOTES TO FINANCIAL STATEMENTS               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

          The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                   % Of Average Daily Net Assets
ALL FUNDS                                                       0.33

          Effective August 2, 2004, Funds Management will be entitled to receive administration fees at the following annual rates:

                                             Average Daily        % Of Average
                                               Net Assets       Daily Net Assets
All Funds                                 $0 - $4.999 billion         0.05
                                           $5 - 9.999 billion         0.04
                                                > $10 billion         0.03

CUSTODY FEES

          The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

          The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. at an annual rate of up to 0.75% of average daily net assets.

          For the year ended May 31, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

          PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

          On September 26, 2003, Funds Management and PFPC voluntarily reimbursed the WealthBuilder Growth Balanced Portfolio $446,000 to compensate the Fund for a loss resulting from a trading error.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

          Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2004, were as follows:

Fund                                                     Purchases at Cost   Sales Proceeds
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO*        $249,386,562      $193,132,733

WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO*        82,221,504        66,306,156

WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO*                  110,421,135       105,574,111

      * These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

          Purchases and sales of the non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

          The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended May 31, 2004.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

          The tax character of distributions paid during the years ended May 31, 2004 and May 31, 2003 was as follows:

                           Ordinary Income       Capital Gain           Total
Portfolio                 2004         2003       2004   2003      2004         2003
WELLS FARGO
WEALTHBUILDER GROWTH
BALANCED PORTFOLIO     $2,377,932   $1,400,418      $0     $0   $2,377,932   $1,400,418

WELLS FARGO
WEALTHBUILDER GROWTH
AND INCOME PORTFOLIO            0            0       0      0            0            0

WELLS FARGO
WEALTHBUILDER GROWTH
PORTFOLIO                       0            0       0      0            0            0

          As of May 31, 2004, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to wash sales.

                       Undistributed   Undistributed     Unrealized       Capital
                          Ordinary       Long-Term      Appreciation        Loss
Fund                       Income           Gain       (Depreciation   Carryforward*      Total
WELLS FARGO
WEALTHBUILDER GROWTH
BALANCED PORTFOLIO        $301,006           $0          $7,604,281     $(3,351,955    $  4,553,332

WELLS FARGO
WEALTHBUILDER GROWTH
AND INCOME PORTFOLIO             0            0           3,412,533      (9,646,858)     (6,234,325)

WELLS FARGO
WEALTHBUILDER GROWTH
PORTFOLIO                        0            0           8,656,032     (23,309,331)    (14,653,299)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------------------------

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

          We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WealthBuilder Growth Portfolio, WealthBuilder Growth and Income Portfolio, and the WealthBuilder Growth Balanced Portfolio, three of the portfolios constituting the Wells Fargo Funds Trust (collectively the "Funds"), as of May 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

     /s/ KPMG LLP

     San Francisco, California
     July 23, 2004

WELLS FARGO WEALTHBUILDER PORTFOLIOS               OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

          Pursuant to Section 854(b)(2) of the Internal Revenue Code, the WealthBuilder Growth Balanced Portfolio designates 20.51% of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

          The WealthBuilder Growth Balanced Portfolio designates 23.25% of the income dividends distributed between June 1, 2003 and May 31, 2004, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

PROXY VOTING INFORMATION

          A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at http://www.sec.gov.

BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***   PAST FIVE YEARS                OTHER DIRECTORSHIPS
Robert C. Brown      Trustee                 Retired. Director, Federal     None
72                   since 1992              Farm Credit Banks Funding
                                             Corporation and Farm Credit
                                             System Financial Assistance
                                             Corporation until February
                                             1999.
-----------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee                 Private Investor/Real Estate   None
59                   since 1987              Developer; Chairman of White
                                             Point Capital, LLC.
-----------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***   PAST FIVE YEARS                OTHER DIRECTORSHIPS
Thomas S. Goho       Trustee                 Wake Forest University,        None
61                   since 1987              Calloway School of Business
                                             and Accountancy, Associate
                                             Professor of Finance 1994 -
                                             1999.
-----------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee                 Chairman, CEO, and Co-         None
61                   since 1998              Founder of Crystal Geyser
                     (Lead Trustee since     Water Company and President
                     2001)                   of Crystal Geyser Roxane
                                             Water Company.
-----------------------------------------------------------------------------------------------
Richard M. Leach     Trustee                 Retired. Prior thereto,        None
70                   since 1987              President of Richard M.
                                             Leach Associates (a
                                             financial consulting firm).

OTHER INFORMATION (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***   PAST FIVE YEARS                OTHER DIRECTORSHIPS
Timothy J. Penny     Trustee                 Senior Counselor to the        None
52                   since 1996              public relations firm of
                                             Himle-Horner and Senior
                                             Fellow at the Humphrey
                                             Institute, Minneapolis,
                                             Minnesota (a public policy
                                             organization).
-----------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee                 Principal in the law firm of   None
64                   since 1996              Willeke & Daniels.
-----------------------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                OTHER DIRECTORSHIPS
Karla M. Rabusch     President, since        Executive Vice President of    None
45                   2003                    Wells Fargo Bank, N.A.
                                             President of Wells Fargo
                                             Funds Management, LLC.
                                             Senior Vice President and
                                             Chief Administrative Officer
                                             of Wells Fargo Funds
                                             Management, LLC from 2001 to
                                             2003. Vice President of
                                             Wells Fargo Bank, N.A. from
                                             1997 to 2000.
-----------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer, since 2003   Senior Vice President of       None
35                                           Wells Fargo Bank, N.A.
                                             Senior Vice President of
                                             Operations for Wells Fargo
                                             Funds Management, LLC. Prior
                                             thereto, Operations
                                             Manager at Scudder Weisel
                                             Capital, LLC (2000 to 2001),
                                             Director of Shareholder
                                             Services at BISYS Fund
                                             Services (1999 to 2000) and
                                             Assistant Vice President of
                                             Operations with Nicholas-
                                             Applegate Capital
                                             Management (1993 to 1999).
-----------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000   Vice President and Managing    None
44                                           Senior Counsel of Wells
                                             Fargo Bank, N.A. Senior Vice
                                             President and Secretary of
                                             Wells Fargo Funds
                                             Management, LLC. Vice
                                             President and Senior Counsel
                                             of Wells Fargo Bank, N.A.
                                             from 1996 to 2003.
-----------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                       LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 013 (07/04)




ITEM 2. CODE OF ETHICS

As of the end of the year, May 31, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Audit Fees were $948,106 and $930,116, respectively.

(b) Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended May 31, 2003 and May 31, 2004 for assurance and related services by the principal accountant for the Registrant.

(c) Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Tax Fees were $162,569 and $129,544, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) All Other Fees - There were no other fees incurred for the fiscal years ended May 31, 2003 and May 31, 2004.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended May 31, 2003 and May 31, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $27,500 and $45,120, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         Karla M. Rabusch
                                                         President

Date: July 23, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/ Stacie D. DeAngelo
                                                         Stacie D. DeAngelo
                                                         Treasurer

Date: July 23, 2004

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo Tactical Maturity Bond Fund, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 23, 2004


/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo Tactical Maturity Bond Fund, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 23, 2004


/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the year ended May 31, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

      Date: July 23, 2004


                                                     /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the year ended May 31, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

      Date: July 23, 2004


                                                     /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer
                                                     Wells Fargo Funds Trust